Long Term Portfolio Series 109
                                              File No. 33-38860
                            Investment Company Act No. 811-3676


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 6
                          TO FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

A.   Exact name of Trust:

     DEAN WITTER SELECT MUNICIPAL TRUST
     LONG TERM PORTFOLIO SERIES 109

B.   Name of Depositor:

     DEAN WITTER REYNOLDS INC.

C. Complete address of Depositor's principal executive office:

     DEAN WITTER REYNOLDS INC.
     Two World Trade Center
     New York, New York  10048

D.   Name and complete address of agent for service:

     Mr. Michael D. Browne
     Dean Witter Reynolds Inc.
     Unit Trust Department
     Two World Trade Center, 59th Floor
     New York, New York  10048

     Copy to:

     Kenneth W. Orce, Esq.
     Cahill Gordon & Reindel
     80 Pine Street
     New York, New York  10005

     Check box if it is proposed that this filing should /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

                     Cross Reference Sheet

Pursuant to Rule 404(c) of Regulation C
under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction 1
as to Prospectus on Form S-6)



Form N-8B-2                             Form S-6
Item Number                             Heading in Prospectus


     I.  Organization and General Information

1.   a)   Name of Trust                 Front Cover
     b)   Title of securities issued

2.   Name and address of Depositor      Table of Contents

3.   Name and address of Trustee        Table of Contents

4.   Name and address of principal      Table of Contents
     Underwriter

5.   Organization of Trust              Introduction

6.   Execution and termination of       Introduction; Amendment
     Indenture                          and Termination of the
                                        Indenture

7.   Changes of name                    *30

8.   Fiscal Year                        Included in Form N-8B-2

9.   Litigation                         *30


     II.  General Description of the Trust
          and Securities of the Trust

10.  General Information regarding
     Trust's Securities and Rights
     of Holders

     a)   Type of Securities            Rights of Unit Holders
          (Registered or Bearer)

     b)   Type of Securities            Administration of the
          (Cumulative or                Trust - Distribution
          Distributive)

     c)   Rights of Holders as to       Redemption; Public
          Withdrawal or Redemption      Offering of
                                        Units - Secondary Market

     d)   Rights of Holders as to       Public Offering of Units
          conversion, transfer, etc.    - Secondary Market;
                                        Exchange Option;
                                        Redemption; Rights of
                                        Unit Holders - Certfi-
                                        cates

     e)   Lapses or defaults with       *30
          respect to periodic payment
          plan certificates

     f)   Voting rights as to           Rights of Unit Holder -
          Securities under the          Certain Limitations
          Indenture

     g)   Notice to Holders as to       Amendment and Termina-
          change in:                    tion of the Indenture

          (1)   Assets of Trust         Administration of the
                                        Trust - Reports to Unit
                                        Holders; The Trust -
                                        Summary Description of
                                        the Portfolios

          (2)   Terms and Conditions    Amendment and Termination
                of Trust's Securities   of the Indenture

          (3)   Provisions of Trust     Amendment and Termination
                                        of the Indenture

          (4)   Identity of Depositor   Sponsor; Trustee
                and Trustee

     h)   Security Holders consent
          required to change:

          (1)   Composition of assets   Amendment and Termination
                of Trust                of the Indenture

          (2)   Terms and conditions    Amendment and Termination
                of Trust's Securities   of the Indenture

          (3)   Provisions of Indenture Amendment and Termination
                                        of the Indenture

          (4)   Identity of Depositor   *30
                and Trustee

     i)  Other Provisions               Cover of Prospectus; tax
                                        status

11.  Type of securities comprising      The Trust - Summary
     units                              Description of the
                                        Portfolios; Objectives
                                        and Securities Selection;
                                        The Trust - Special
                                        Considerations

12.  Type of securities comprising      *30
     periodic payment certificates

13.  a)   Load, fees, expenses, etc.    Summary of Essential
                                        Information; Public
                                        Offering of Units -
                                        Public Offering Price;
                                        - Profit of Sponsor;
                                        - Volume Discount;
                                        Expenses and Charges

     b)   Certain information           *30
          regarding periodic payment
          certificates

     c)   Certain percentages           Summary of Essential
                                        Information; Public
                                        Offering of Units
                                        - Public Offering Price;
                                        - Profit of Sponsor;
                                        - Volume Discount

     d)   Price differentials           Public Offering of Units
                                        - Public Offering Price

     e)   Certain other fees, etc.      Rights of Unit Holders -
          payable by holders            Certificates

     f)   Certain profits receivable    Redemption - Purchase by
          by depositor, principal       the Sponsors of Units
          underwriters, trustee or      Tendered for Redemption
          affiliated persons

     g)   Ratio of annual charges       *30
          to income

14.  Issuance of trust's securities     Introduction; Rights of
                                        Unit Holders - Certifi-
                                        cates

15.  Receipt and handling of            Public Offering of Units-
     payments from purchasers           Profit of Sponsor

16.  Acquisition and disposition        Introduction; Amendment
     of underlying securities           and Termination of the
                                        Indenture; Objectives and
                                        Securities Selection; The
                                        Trust - Summary Descrip-
                                        tion of the Portfolio;
                                        Sponsor - Responsibility

17.  Withdrawal or redemption           Redemption; Public Offer-
     by Security Holders                ing of Units - Secondary
                                        Market

18.  a)   Receipt and disposition       Administration of the
          of income                     Trust; Reinvestment
                                        Programs

     b)   Reinvestment of               Reinvestment Programs
          distributions


     c)   Reserves or special fund      Administration of the
                                        Trust - Distribution

     d)   Schedule of distribution      *30

19.  Records, accounts and report       Administration of the
                                        Trust - Records and
                                        Accounts; - Reports to
                                        Unit Holders

20.  Certain miscellaneous              Amendment and Termination
     provisions of the Indenture        of the Indenture; Sponsor
                                        - Limitation on Liability
                                        - Resignation; Trustee -
                                        Limitation on Liability -
                                        Resignation

21.  Loans to security holders          *30

22.  Limitations on liability           Sponsor, Trustee;
                                        Evaluator - Limitation on
                                        Liability

23.  Bonding arrangements               Included on Form N-8B-2

24.  Other material provisions of       *30
     the Indenture


     III.  Organization Personnel and
           Affiliated Persons of Depositor

25.  Organization of Depositor          Sponsor

26.  Fees received by Depositor         Expenses and Charges -
                                        fees; Public Offering of
                                        Units - Profit of Sponsor

27.  Business of Depositor              Sponsor and Included in
                                        Form N-8B-2

28.  Certain information as to          Included in Form N-8B-2
     officials and affiliated
     persons of Depositor

29.  Voting securities of Depositor     Included in Form N-8B-2

30.  Persons controlling Depositor      *30

31.  Payments by Depositor for          *30
     certain other services

32.  Payments by Depositor for          *30
     certain other services
     rendered to trust

33.  Remuneration of employees of       *30
     Depositor for certain services
     rendered to trust

34.  Remuneration of other              *30
     persons for certain services
     rendered to trust


     IV.  Distribution and Redemption of Securities

35.  Distribution of trust's            Public Offering of Units
     securities by states               - Public Distribution

36.  Suspension of sales of             *30
     trust's securities

37.  Revocation of authority to         *30
     distribute

38.  a)   Method of distribution        Public Offering of Units
     b)   Underwriting agreements
     c)   Selling agreements

39.  a)   Organization of principal     Sponsor
          underwriter
     b)   N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by           Public Offering of Units
     principal underwriter              - Profit of Sponsor

41.  a)   Business of principal         Sponsor
          underwriter

     b)   Branch officers of principal  *30
          underwriter

     c)   Salesman of principal         *30
          underwriter

42.  Ownership of trust's securities    *30
     by certain persons

43.  Certain brokerage commissions      *30
     received by principal underwriter

44.  a)   Method of valuation           Public Offering of Units

     b)   Schedule as to offering       *30
          price

     c)   Variation in offering         Public Offering of Units
          price to certain persons      - Volume Discount; Ex-
                                        change option

45.  Suspension of redemption rights    *30

46.  a)   Redemption valuation          Public Offering of Units
                                        - Secondary Market;
                                        Redemption

     b)   Schedule as to redemption     *30
          price

47.  Maintenance of position in         See items 10(d), 44 and
     underlying securities              46


     V.  Information concerning the Trustee or Custodian

48.  Organization and regulation        Trustee
     of Trustee

49.  Fees and expenses of Trustee       Expenses and Charges

50.  Trustee's lien                     Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities

51.  a)   Name and address of           *30
          Insurance Company

     b)   Type of policies              *30

     c)   Type of risks insured and     *30
          excluded

     d)   Coverage of policies          *30

     e)   Beneficiaries of policies     *30

     f)   Terms and manner of           *30
          cancellation

     g)   Method of determining         *30
          premiums

     h)   Amount of aggregate           *30
          premiums paid

     i)   Who receives any part of      *30
          premiums

     j)   Other material provisions     *30
          of the Trust relating to
          insurance


     VII.  Policy of Registrant

52.  a)   Method of selecting and       Introduction; Objectives
          eliminating securities        and Securities Selection;
          from the Trust                The Trust - Summary
                                        Description of the
                                        Portfolio; Sponsor -
                                        Responsibility

     b)   Elimination of securities     *30
          from the Trust

     c)   Policy of Trust regarding     Introduction; Objectives
          substitution and              and Securities Selection;
          elimination of securities     Sponsor - Responsibility

     d)   Description of any            *30
          fundamental policy of the
          Trust

53.  Taxable status of the              Cover of Prospectus; Tax
     Trust                              Status


     VIII.  Financial and Statistical Information

54.  Information regarding the          *30
     Trust's past ten fiscal years

55.  Certain information regarding      *30
     periodic payment plan
     certificates

56.  Certain information regarding      *30
     periodic payment plan
     certificates

57.  Certain information regarding      *30
     periodic payment plan
     certificates

58.  Certain information regarding      *30
     periodic payment plan
     certificates

59.  Financial statements               Statement of Financial
     (Instruction 1(c) to Form S-6)     Condition

LOGO



DEAN WITTER SELECT
MUNICIPAL TRUST


LONG TERM PORTFOLIO SERIES 109

(A Unit Investment Trust)


_______________________________________________________________
This Trust was formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) through investment in a fixed portfolio consisting primarily of investment grade long-term state, municipal and public authority debt obligations. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. Minimum Purchase: 1 Unit.
_______________________________________________________________
This Prospectus consists of two parts. Part A contains a Summary of Essential Information and descriptive material relating to the Trust, and the portfolio and financial statements of the Trust. Part B contains a general description of the Trust. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________
The Initial Public Offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:    LOGO             DEAN WITTER REYNOLDS INC.
_______________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________

Read and retain both parts of this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.


             Prospectus Part A dated May 22, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.


              DEAN WITTER SELECT MUNICIPAL TRUST
                LONG TERM PORTFOLIO SERIES 109


                       TABLE OF CONTENTS

     PART A                                               Page

     Table of Contents. . . . . . . . . . . . . . . . .   A-1
     Summary of Essential Information . . . . . . . . .   A-3
     Independent Auditor's Report . . . . . . . . . . .   F-1

     PART B

     Introduction . . . . . . . . . . . . . . . . . . .   1
     The Trust. . . . . . . . . . . . . . . . . . . . .   2
           Special Considerations . . . . . . . . . . .   2
           Summary Description of the Portfolios. . . .   3
     Insurance on the Securities in an Insured Trust. .   21
     Objectives and Securities Selection. . . . . . . .   25
     The Units. . . . . . . . . . . . . . . . . . . . .   26
     Tax Status . . . . . . . . . . . . . . . . . . . .   27
     Public Offering of Units . . . . . . . . . . . . .   32
           Public Offering Price. . . . . . . . . . . .   32
           Public Distribution. . . . . . . . . . . . .   33
           Secondary Market . . . . . . . . . . . . . .   34
           Profit of Sponsor. . . . . . . . . . . . . .   35
           Volume Discount. . . . . . . . . . . . . . .   35
     Exchange Option. . . . . . . . . . . . . . . . . .   36
     Reinvestment Programs. . . . . . . . . . . . . . .   37
     Redemption . . . . . . . . . . . . . . . . . . . .   38
           Tender of Units. . . . . . . . . . . . . . .   38
           Computation of Redemption Price per Unit . . 39 Purchase by the Sponsor of Units
             Tendered for Redemption. . . . . . . . . .   39
     Rights of Unit Holders . . . . . . . . . . . . . .   40
           Certificates . . . . . . . . . . . . . . . .   40
           Certain Limitations. . . . . . . . . . . . .   40
     Expenses and Charges . . . . . . . . . . . . . . .   40
           Initial Expenses . . . . . . . . . . . . . .   40
           Fees . . . . . . . . . . . . . . . . . . . .   40
           Other Charges. . . . . . . . . . . . . . . .   41
     Administration of the Trust. . . . . . . . . . . .   42
           Records and Accounts . . . . . . . . . . . .   42
           Distribution . . . . . . . . . . . . . . . .   42
           Distribution of Interest and Principal . . .   42
           Reports to Unit Holders. . . . . . . . . . .   44
     Sponsor. . . . . . . . . . . . . . . . . . . . . .   45
     Trustee. . . . . . . . . . . . . . . . . . . . . .   47
     Evaluator. . . . . . . . . . . . . . . . . . . . .   48
     Amendment and Termination of the Indenture . . . .   49
     Legal Opinions . . . . . . . . . . . . . . . . . .   50
     Auditors . . . . . . . . . . . . . . . . . . . . .   50
     Bond Ratings . . . . . . . . . . . . . . . . . . .   50
     Federal Tax Free vs. Taxable Income. . . . . . . .   54


                             Sponsor:

                     Dean Witter Reynolds Inc.
                      Two World Trade Center
                     New York, New York  10048

                            Evaluator:

                  Kenny S&P Evaluation Services,
                A Division of J.J. Kenny Co., Inc.
                            65 Broadway
                     New York, New York  10006

                             Trustee:

                     The Chase Manhattan Bank
                          270 Park Avenue
                     New York, New York  10017


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                      LONG TERM PORTFOLIO SERIES 109

                                           As of March 31, 1997




FACE AMOUNT OF SECURITIES          $3,810,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0188%
NUMBER OF UNITS                            3,878
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST                           Public Offering Price)<F2>              6.447%
  IN THE TRUST REPRESENTED BY
  EACH UNIT                            1/3,878th      ESTIMATED LONG TERM RETURN
                                                        (based on Public Offering Price)<F2>    5.487%
PUBLIC OFFERING PRICE
                                                      MONTHLY INTEREST DISTRIBUTIONS
  Aggregate bid side evaluation
    of Securities in the Trust     $3,988,283.00        Estimated net annual interest rate
                                                          per Unit times $1,000                 $67.82
  Divided by 3,878 Units           $    1,028.44        Divided by 12                           $ 5.65

  Plus sales charge of 2.241% of                      RECORD DATE:  The ninth day of each month
    Public Offering Price (2.292%
    of net amount invested in                         DISTRIBUTION DATE:  The fifteenth
    Securities)                            23.57        day of each month

Public Offering Price per Unit          1,052.01      MINIMUM PRINCIPAL DISTRIBUTION:  No
                                                        distribution need be made from the
Plus undistributed principal and                        Principal Account if balance therein
    net investment income and                           is less than $5 per Unit outstanding
    accrued interest                      23.38<F1>
                                                      TRUSTEE'S ANNUAL FEE AND EXPENSES (includ-
    Adjusted Public Offering Price $    1,075.39        ing estimated expenses and Evaluator's
                                                        fee) $1.64 per $1,000 face amount
                                                        of underlying Securities                $ 1.64
SPONSOR'S REPURCHASE PRICE AND
  REDEMPTION PRICE PER UNIT                           SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  (based on bid side evaluation                         FEE:  Maximum of $.10 per $1,000
  of underlying Securities, $23.57                      face amount of underlying Securities       .10
  less than Adjusted Public Offering
  Price per Unit)                  $    1,051.82      TOTAL ESTIMATED ANNUAL EXPENSES
                                                        PER UNIT                                $ 1.74

CALCULATION OF ESTIMATED NET                          EVALUATOR'S FEE FOR EACH EVALUATION:  Minimum of
  ANNUAL INTEREST RATE PER UNIT                         $8.00 plus $.25 for each issue of underlying
  (based on face amount of                              Securities in excess of 50 issues (treating
  $1,000 per Unit)                                      separate maturities as separate issues)

  Annual interest rate per Unit           6.956%      EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses                      MANDATORY TERMINATION DATE:  January 1, 2041
    per Unit ($1.74) expressed
    as a percentage                        .174%      DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the value
Estimated net annual interest rate                      of the Portfolio of the Trust at any time
  per Unit                                6.782%        is less than $2,000,000.



    <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on March 31, 1997.

   <F2>The estimated current return and estimated long-term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-3




               SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)


          THE TRUST -- The Dean Witter Select Municipal Trust, Long Term Portfolio Series 109 (the "Trust") is a unit investment trust which was created on April 3, 1991 (the "Date of Deposit"), and is composed of "investment grade" interest-bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of the Trust are: (1) the receipt of income which, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders); and (2) the conservation of capital. The payment of interest and the preservation of principal in the Trust is dependent on the continuing ability of the respective Issuers of the Securities to meet their obligations to pay principal and interest. Therefore, there is no guarantee that the objectives of the Trust will be achieved. All of the Securities are obligations of states or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders). (For a discussion of certain tax aspects of the Trust, see: "Tax Status", in Part B.)

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF THIS TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF THIS TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by the Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor. (See: "Reinvestment Programs", in Part B.)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of the Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securities, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current Return shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Estimated Annual Income and Current Return", in Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.)
Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Trust is considered to be concentrated in Prerefunded/Escrowed to Maturity Securities (54.05% of the aggregate market value of the Portfolio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also: "Special Characteristics of the Trust", herein, for a discussion of additional risks relating to Units of the Trust.)

          SPECIAL CHARACTERISTICS OF THE TRUST --  The
Portfolio of the Trust consists of thirteen issues of Securities, which were issued by Issuers located in nine states. None of the issues of Securities is a general obligation of an Issuer. Thirteen issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Trust contains the following categories of Securities:



                                       Percentage of Aggregate
                                   Market Value of Trust Portfolio
Category of Security                   (as of April 29, 1997)

Electric and Power. . . . . . . . .                10.56%
Health Care and Hospital. . . . . .                12.56%
Housing . . . . . . . . . . . . . .                 8.30%
State Budget Appropriations . . . .                14.52%
Prerefunded/Escrowed to
  Maturity. . . . . . . . . . . . .                54.05%
Original Issue Discount . . . . . .                81.13%

          See: "The Trust -- Summary Description of the Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Trust.
See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

          Securities representing approximately 13.08%, 18.44% and 34.44% of the aggregate market value of the Portfolio are subject to redemption at the option of the Issuer thereof beginning in 1998, 1999 and 2000, respectively. (See:
"Schedule of Portfolio Securities", herein, and "The Trust -- Summary Description of the Portfolios -- Additional Securities Consideration -- Redemption of Securities", in Part B.)

          On April 29, 1997, based on the bid side of the market, the aggregate market value of the Securities in the Portfolio was $3,985,338.45.

          The Securities in the Portfolio of the Trust were chosen in part on the basis of their respective maturity dates. A long term Trust contains obligations maturing in 15 years or more from the Date of Deposit. The maturity date of the Trust is January 1, 2041; the latest maturity of a Security therein is January 2030; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 10.837 years. The actual maturity dates of each of the Securities contained in the Portfolio are shown on the "Schedule of Portfolio Securities", herein.

          The Trustee shall receive annually 72 cents per $1,000 principal amount of Securities in the Portfolio for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by the Trust.

          On April 29, 1997, Standard & Poor's Corporation rated six of the Securities in the Portfolio as follows:
13.12%-AAA, 6.21%-AA, 10.56%-A and 14.52%-BBB; and Moody's
Investors Service rated seven of the Securities as follows:
40.93%-Aaa, 2.09%-Aa and 12.56%-Baa. (See: "Bond Ratings", in Part B, and "Schedule of Portfolio Securities", herein.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (See: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

          The sales charge will reflect different rates depending upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity dated unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Security matures.

                                  (as % of bid    (as % of Public
Time to Maturity                 side evaluation)   Offering Price)

Less than one year. . . . . . .          0%            0%
1 year to less than 2 years . .      0.756%         0.75%
2 years to less than 4 years. .      1.523%         1.50%
4 years to less than 7 years. .      2.564%         2.50%
7 years to less than 11 years .      3.627%         3.50%
11 years to less than 15 years.      4.712%         4.50%
15 years and greater. . . . . .      5.820%         5.50%

          The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth below.


                                              Dealer Concession
                            % of Effective    as % of Effective
Number of Units              Sales Charge        Sales Charge

1-99. . . . . . . . . . .       100%                 65%
100-249 . . . . . . . . .        95%                 62%
250-499 . . . . . . . . .        85%                 55%
500-999 . . . . . . . . .        70%                 45%
1,000 or more . . . . . .        55%                 35%

          To qualify for the reduced sales charge and concession applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

          Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Offering Price (3.093% of the bid side evaluation of the Securities) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

          Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

          For further information regarding the volume discount, see: "Public Offering of Units -- Volume Discount", in Part B.

          Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank, a New York Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively.

<AUDIT-REPORT>



                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
LONG TERM PORTFOLIO SERIES 109


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Municipal Trust Long Term Portfolio Series 109 as of March 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of March 31, 1997 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Long Term Portfolio Series 109 as of March 31, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP



               1997
New York, New York













                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 109

                                March 31, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value (cost
  $3,631,722) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                   $3,988,283

Accrued interest receivable                                           62,096

Cash                                                                  27,936

           Total                                                   4,078,315


                           LIABILITY AND NET ASSETS

Less Liability:


   Accrued Sponsor's Fees                                              1,532



Net Assets:

   Balance applicable to 3,878 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market
        appreciation of $356,561                     $3,988,283

      Undistributed principal and net
        investment income (Note (b))                     88,500


           Net assets                                             $4,076,783

Net asset value per Unit ($4,076,783 divided by 3,878 Units)      $ 1,051.26




                      See notes to financial statements
                                     F-2

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 109



                                               For the years ended March 31,
                                                1997       1996       1995


Investment income - interest                  $275,518   $288,284   $291,416

Less Expenses:

   Trustee's fees and expenses                   7,960      6,655      6,723

   Sponsor's Fees                                  389        406        410

           Total expenses                        8,349      7,061      7,133

           Investment income - net             267,169    281,223    284,283

Net (loss) gain on investments:

   Realized gain on securities sold or
     redeemed                                    8,221     14,675       -

   Net unrealized market (depreciation)
     appreciation                              (64,062)    36,922     (8,975)

           Net (loss) gain on investments      (55,841)    51,597     (8,975)

Net increase in net assets resulting from
  operations                                  $211,328   $332,820   $275,308




                      See notes to financial statements
                                     F-3

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 109



                                            For the years ended March 31,
                                           1997         1996         1995

Operations:

   Investment income - net              $  267,169   $  281,223   $  284,283

   Realized gain on securities sold
     or redeemed                             8,221       14,675         -

   Net unrealized market (depreciation)
     appreciation                          (64,062)      36,922       (8,975)

           Net increase in net assets
             resulting from operations     211,328      332,820      275,308


Less Distributions to Unit Holders:

   Principal                               (36,410)     (28,991)        -

   Investment income - net                (268,881)    (281,512)    (284,142)

       Total distributions                (305,291)    (310,503)    (284,142)


Less Capital Share Transactions:

   Redemption of 107 Units, 133 Units
     and 612 Units, respectively          (111,089)    (142,167)        -

   Accrued interest on redemption           (2,569)      (3,042)        -

           Total capital share
             transactions                 (113,658)    (145,209)        -

Net decrease in net assets                (207,621)    (122,892)      (8,834)

Net assets:

   Beginning of year                     4,284,404    4,407,296    4,416,130

   End of year (including undistributed
     principal and net investment in-
     come of $88,500, $100,715 and
     $100,417, respectively)            $4,076,783   $4,284,404   $4,407,296




                      See notes to financial statements
                                     F-4

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 109

                               March 31, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (April 3, 1991) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, including estimated expenses and Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.
                                    F-5

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 109

                               March 31, 1997



(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (April 3, 1991) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of March 31, 1997 follows:

       Original cost to investors                                $5,088,585
       Less:  Gross underwriting commissions (sales charge)        (249,300)
       Net cost to investors                                      4,839,285
       Cost of securities sold or redeemed                       (1,207,563)
       Unrealized market appreciation                               356,561
       Net amount applicable to investors                        $3,988,283

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                            For the years ended March 31,
                                            1997        1996        1995

       Principal distributions
         during year                     $    9.21    $    7.04   $     -

       Net investment income
        distributions during year        $   68.21    $   68.74   $   69.00

       Net asset value at end of
         year                            $1,051.26    $1,075.13   $1,070.25

       Trust Units outstanding at
         end of year                         3,878        3,985       4,118

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 109

                                            March 31, 1997



Port-                                                                                                 Optional
folio                               Rating      Face       Coupon    Maturity       Sinking Fund      Refunding         Market
 No.   Title of Securities           <F3>       Amount      Rate        Date       Redemptions<F5>  Redemptions<F4>    Value<F6><F7>

  1. Massachusetts Bay Trans-
     portation Authority General
     Transportation System Bonds,
     1990 Series B (Refunded) <F10>   AAA    $  465,000     7.875%    03/01/21      NONE            03/01/01@102     $  525,069

  2. The Commonwealth of Massa-
     chusetts General Obligation
     Bonds, Consolidated Loan of
     1990, Series C (Refunded)
     <F10>                            Aaa<F9>   200,000     7.500     12/01/07      NONE            12/01/00@102        222,732

  3. The Commonwealth of Massa-
     chusetts General Obligation
     Bonds, Consolidated Loan of
     1990, Series C (Refunded)
     <F10>                            Aaa<F9>   200,000     7.500     12/01/07      NONE            12/01/00@102        222,732

  4. Maine State Housing
     Authority, Mortgage Purchase
     Bonds, 1991 Series A <F8>        AA         45,000     7.500     11/15/22      11/15/12@100    05/15/01@102         47,331

  5. Flint Hospital Building
     Authority (Michigan), Build-
     ing Authority Revenue Rental
     Bonds, Series 1989 (Hurley
     Medical Center)                  Baa1<F9>  500,000     6.500     07/01/20      07/01/15@100    07/01/00@102        498,925

  6. North Carolina Eastern
     Municipal Agency, Power Sys-
     tem Revenue Bonds, Refunding
     Series 1989A (Refunded) <F10>    Aaa<F9>   295,000     7.250     01/01/23      NONE            01/01/99@102        315,069

  7. Dormitory Authority of the
     State of New York, State
     University Educational
     Facilities Revenue Bonds,
     Series 1989B                     BBB+      500,000     5.000     05/15/18      NONE            05/15/00@100        425,140

  8. New York State Medical
     Care Facilities Finance
     Agency, Mental Health Serv-
     ices Facilities Improvement
     Revenue Bonds, 1991 Series A
     (Refunded) <F10>                 Aaa<F9>   315,000     7.750     08/15/11      NONE            02/15/01@102        354,129

  9. New York State Medical
     Care Facilities Finance
     Agency, Mental Health Serv-
     ices Facilities Improvement
     Revenue Bonds, 1991 Series A     BBB+      135,000     7.750     08/15/11      08/15/08@100    02/15/01@102        149,788

 10. Tennessee Housing Develop-
     ment Agency Homeownership
     Program Bonds, Issue U <F8>      Aa2<F9>    80,000     7.400     07/01/16      07/01/12@100    07/01/01@102         83,430

 11. Matagorda County Naviga-
     tion District Number One,
     Texas, Adjustable Rate Col-
     lateralized Pollution Con-
     trol Revenue Bonds, (Central
     Power and Light Company
     Project), Series 1984A           A         385,000     7.500     12/15/14      NONE            12/15/99@103        421,044

 12. Municipality of Metropol-
     itan Seattle, Washington,
     Sewer Revenue Bonds, Series
     S (Refunded) <F10>               Aaa<F9>   500,000     7.375     01/01/30      NONE            01/01/98@102        522,765
                                                                      F-7

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 109
                                             (CONTINUED)

                                            March 31, 1997



Port-                                                                                                  Optional
folio                               Rating      Face       Coupon    Maturity       Sinking Fund       Refunding         Market
                                     <F3>      Amount       Rate        Date       Redemptions<F5>   Redemptions<F4>   Value<F6><F7>

 No.   Title of Securities


 13. Wisconsin Housing and
     Economic Development Author-
     ity, Home Ownership Revenue
     Bonds, 1991 Series A <F8>        AA     $  190,000     7.550%    09/01/10      03/01/03@100    03/01/01@102     $  200,129

                                             $3,810,000                                                              $3,988,283




                                                 See notes to schedule of portfolio securities

                                                                      F-8

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                     LONG TERM PORTFOLIO SERIES 109

                             March 31, 1997



[FN]

<F3> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption, at a redemption price of par.

<F6> The market value of the Securities as of March 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on such date.

<F7> At March 31, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $356,561

       Gross unrealized market depreciation                -

       Unrealized market appreciation                  $356,561

    The aggregate cost of the Securities for Federal income tax purposes was $3,631,722 at March 31, 1997.

<F8> See "The Trust - Summary Description of the Portfolios - Revenue
Securities - Housing Securities" in Part B of this Prospectus for the discussion relating to Housing Securities.

<F9> Moody's Investors Service, Inc. rating.

<F10> The Issuer has indicated that it will refund this Security on its optional redemption date.
                                  F-9

(MODULE)
     (NAME)    DWSMTPARTB941
     (CIK)     0000840581
     (CCC)     uit*59fl
(/MODULE)

              CONTENTS OF REGISTRATION STATEMENT


This registration statement comprises the following documents:

The facing sheet.

The Cross Reference Sheet.

The Prospectus.

The signatures.

Consents of the Evaluator and Independent
Auditors; all other consents were previously filed.

The following exhibits:

23. 1a. Consents of Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc.

     1b.  Consent of Independent Auditors.

27.  Financial Data Schedule

                      CONSENT OF COUNSEL


          The consent of Counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 3 to this Registration
Statement.

                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Municipal Trust, Long Term Portfolio Series 109, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 22th day of May, 1997.



                    DEAN WITTER SELECT MUNICIPAL TRUST,
                    LONG TERM PORTFOLIO SERIES 109
                                     (Registrant)

                    By:  DEAN WITTER REYNOLDS INC.
                                 (Depositor)

                                Thomas Hines
                                Thomas Hines
                                Authorized Signatory







          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 22th day of May, 1997.

                         DEAN WITTER REYNOLDS INC.

Name                     Office

Philip J. Purcell        Chairman & Chief  )
                         Executive Officer )
                         and Director      )
Richard M. DeMartini     Director
Robert J. Dwyer          Director
Christine A. Edwards     Director
Charles A. Fiumefreddo   Director
James F. Higgins         Director
Mitchell M. Merin        Director
Stephen R. Miller        Director
Richard F. Powers III    Director
Thomas C. Schneider      Director
William B. Smith         Director

                                                   Thomas Hines
                                                   Thomas Hines
                                              Attorney-in-fact